Debt - Schedule of Contractual Future Minimum Payments for the PPP Loan (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Contractual Future Minimum Payments for the PPP Loan [Abstract]
2025 (remainder)	$ 1,245,000
2026	145,000	$ 1,231
Total	$ 1,390,000	$ 1,376